6. Derivative Liability (Tables)	6 Months Ended
May. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Assumptions used

	Initial Valuation Date	May 31, 2015
Market value of common stock on measurement date (1)	$0.45	$0.423
Adjusted conversion price (2)	$0.293	$0.275
Risk free interest rate (3)	0.23%	0.26%
Life of the note in years	1 year	0.98 years
Expected volatility (4)	94.7%	94.5%
Expected dividend yield (5)	–	–